Income Taxes - Summary of Company's Provision for Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal							$ 0	$ 0	$ 0
State							128	251	14
Total current							128	251	14
Deferred:
Federal							(60,002)	3,514	(30,305)
State							(11,086)	(1,700)	(13,728)
Total deferred							(71,088)	1,814	(44,033)
Income tax (benefit) expense	$ (5,381)	$ (35,333)	$ (19,731)	$ (10,515)	$ (30,246)	$ (65,600)	$ (70,960)	$ 2,065	$ (44,019)